Other Financial Disclosures (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Financial Disclosures [Line Items]
Other financial obligations	€ 3,070	€ 42,064
Short-term financial obligations	3,068	36,885
Purchase agreements	6,896	43,030
Short-Term Contracts [Member]
Other Financial Disclosures [Line Items]
Financial obligation	6,310	41,008
Long-Term Contracts [Member]
Other Financial Disclosures [Line Items]
Financial obligation	€ 4,147	€ 4,109